UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income		$ 44,047	$ 85,079
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		50,578	50,898
Movement in deferred tax liability		819	1,014
Utilization of deferred tax asset		0	3,230
Amortization of deferred charges		4,287	3,154
Drydocking expenditure		(4,911)	(6,415)
Foreign exchange (gains)/losses		(408)	1,590
Realized loss on bond repurchase		0	6,573
Unit options expense		116	121
Interest element included in obligation under capital lease, net		(34)	(38)
Change in assets and liabilities:
Trade accounts receivable		3,034	8,951
Inventories		(504)	357
Other current assets and other non-current assets		(16,482)	(20,701)
Amount due from related parties		(2,860)	23,011
Trade accounts payable		(3,254)	1,214
Accrued expenses		(5,029)	6,704
Other current liabilities		(5,824)	(2,047)
Net cash provided by operating activities		63,575	162,695
INVESTING ACTIVITIES
Additions to vessels and equipment		(4,691)	0
Net cash used in investing activities		(4,691)	0
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs		13,854	119,438
Repayment of debt, including related parties		(113,019)	(178,688)
Repurchase of high-yield bonds and related swaps		0	(180,188)
Proceeds from debt		1,419	375,000
Repayments of obligation under capital lease		(652)	(339)
Advances from/(releases to) related party for Methane Princess lease security deposit		328	(1,821)
Dividend paid to non-controlling interest		0	(7,000)
Cash distributions paid		(89,236)	(78,564)
Financing costs paid		(1,699)	(5,290)
Common units buy-back and cancellation		(9,477)	0
Net cash (used in)/provided by financing activities		(198,482)	42,548
Effect of exchange rate changes on cash		(2,453)	6,169
Net (decrease)/increase in cash, cash equivalents and restricted cash	[1]	(142,051)	211,412
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	429,887	228,125
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 287,836	$ 439,537

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: